LOANS AND ADVANCES TO CUSTOMERS (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loans And Advances To Customers
Opening balance	R$ 39,111,735	R$ 34,353,489
Amount renegotiated	26,780,598	47,464,851
Amount received/Others (1)	(18,853,221)	(31,525,629)
Write-offs	(12,284,044)	(11,180,976)
Closing balance	34,755,068	39,111,735
Expected loss on loans and advances	(19,091,460)	(16,110,380)
Total renegotiated loans and advances to customers, net of impairment at the end of the year	R$ 15,663,608	R$ 23,001,355
Impairment on renegotiated loans and advances as a percentage of renegotiated portfolio	54.90%	41.20%
Total renegotiated loans and advances as a percentage of the total loan portfolio	4.80%	6.20%
Total renegotiated loans and advances as a percentage of the total loans portfolio, net of impairment	5.20%	6.70%